Goodwill and indefinite-life intangible assets (Additional Information) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill And Indefinite-life Intangible Assets [Line Item]
Impairment loss on goodwill and intangible assets	$ 0	$ 31,758	$ 0
Carrying value of goodwill	$ 38,355	38,355
Increase in pre tax discount rate	1.00%
Bottom of range [member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Forecast period	5 years
Terminal growth rate	2.00%
Top of range [member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Forecast period	7 years
Terminal growth rate	5.00%
Mogo CGU [Member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Change in the carrying value of CGUs goodwill & intagible assets	$ 1,943
Mogo CGU [Member] | Bottom of range [member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Pre-tax discount rate	23.00%
Mogo CGU [Member] | Top of range [member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Pre-tax discount rate	24.00%
Carta CGU [Member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Carrying value of goodwill	$ 24,315	24,315
Carrying value of intangible assets with indefinite life	1,000	1,000
Change in the carrying value of CGUs goodwill & intagible assets	$ 1,931
Carta CGU [Member] | Bottom of range [member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Pre-tax discount rate	20.00%
Carta CGU [Member] | Top of range [member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Pre-tax discount rate	21.00%
Mogo Related Entities [Member]
Goodwill And Indefinite-life Intangible Assets [Line Item]
Carrying value of goodwill	$ 14,040	$ 14,040